Intangible Assets (Details) - VEON Holdings B.V. [Member] - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2022	Dec. 31, 2024
Intangible Assets [Line Items]
share purchase acquisition interest	69.99%
cash consideration paid (in Dollars)		$ 15
Ownership interest		30.01%